Intangible Assets - Summary of Changes in Intangible Assets (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		$ 424	$ 462	$ 490
Ending balance		407	424	462
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		1,496	1,490	1,463
Increases		33	29	32
Translation effect		(60)	(32)	(3)
Adjustment for inflation	[1]	36	35	19
Decreases, reclassifications and other movements		0	(26)	(21)
Ending balance		1,505	1,496	1,490
Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		1,072	1,028	973
Increases		37	43	51
Translation effect		(29)	(10)	(1)
Adjustment for inflation	[1]	18	11	5
Ending balance		1,098	1,072	1,028
Service concessions [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		258	260	272
Ending balance		261	258	260
Service concessions [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		933	908	883
Increases		31	25	25
Ending balance		964	933	908
Service concessions [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		675	648	611
Increases		28	27	37
Ending balance		703	675	648
Exploration rights [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		110	136	160
Ending balance		110	110	136
Exploration rights [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		110	136	160
Decreases, reclassifications and other movements			(26)	(24)
Ending balance		110	110	136
Other intangibles [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		56	66	58
Ending balance		36	56	66
Other intangibles [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		453	446	420
Increases		2	4	7
Translation effect		(60)	(32)	(3)
Adjustment for inflation	[1]	36	35	19
Decreases, reclassifications and other movements				3
Ending balance		431	453	446
Other intangibles [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		397	380	362
Increases		9	16	14
Translation effect		(29)	(10)	(1)
Adjustment for inflation	[1]	18	11	5
Ending balance		$ 395	$ 397	$ 380

[1]	Corresponds to adjustment for inflation of opening balances of intangible assets of subsidiaries with the peso as functional currency which was charged to “Other comprehensive income” in the statement of comprehensive income.